New Standards and Interpretations Adopted in the Current Year - Summary of retained earnings and reserves (Detail)Disclosure - Other disclosures - Summary of retained earnings and reserves (Detail)
$ in Millions
Jan. 01, 2018 USD ($)
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	$ 12,284
Available for sale revaluation reserves [member] | IFRS 9 [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	20
Reclassification of equity investments from AfS	(20)
Total impact	(20)
Effect On FVOCI Reserve [Member] | IFRS 9 [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Reclassification of equity investments from AfS	8
Total impact	8
Ending balance	8
Cost of Hedging Reserve [Member] | IFRS 9 [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Impact of costs of hedging adjustment	26
Total impact	26
Ending balance	26
Cash Flow Hedge Reserve [Member] | IFRS 9 [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	32
Impact of costs of hedging adjustment	(4)
Total impact	(4)
Ending balance	28
Effect on Retained Earnings [Member] | IFRS 9 [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	23,761
Reclassification of equity investments from AfS	12
Impact of costs of hedging adjustment	(22)
Impairment provisions	(7)
Tax impact	1
Re-measurement of funds	1
Total impact	(15)
Ending balance	$ 23,746